Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of Additional Right of Use Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additional Right of Use Assets [Line Items]
Gross value beginning	$ 10,482	$ 7,868
Accumulated depreciation beginning	(6,691)	(6,197)
Net value	4,956	3,791
Additions,Gross value	2,556	2,789
Disposals,Gross value	(111)	(258)
Transfer from leases,Gross value	498
Exchange rate difference arising, Gross value	(68)	83
Gross value ending	13,357	10,482
Additions, Accumulated depreciation	(1,388)	(673)
Disposals, Accumulated depreciation	108	258
Transfer from leases, Accumulated depreciation	(498)
Exchange rate difference arising, Accumulated depreciation	68	(79)
Accumulated depreciation ending	(8,401)	(6,691)
Laboratory Equipment [Member]
Schedule of Additional Right of Use Assets [Line Items]
Gross value beginning	7,068	5,285
Accumulated depreciation beginning	(5,184)	(4,817)
Net value	2,638	1,884
Additions,Gross value	1,312	1,695
Transfer from leases,Gross value	498
Exchange rate difference arising, Gross value	(62)	88
Gross value ending	8,816	7,068
Additions, Accumulated depreciation	(558)	(276)
Disposals, Accumulated depreciation
Transfer from leases, Accumulated depreciation	(498)
Exchange rate difference arising, Accumulated depreciation	62	(91)
Accumulated depreciation ending	(6,178)	(5,184)
Furniture [Member]
Schedule of Additional Right of Use Assets [Line Items]
Gross value beginning	669	569
Accumulated depreciation beginning	(380)	(315)
Net value	387	289
Additions,Gross value	200	104
Disposals,Gross value
Transfer from leases,Gross value
Exchange rate difference arising, Gross value	(2)	(4)
Gross value ending	867	669
Additions, Accumulated depreciation	(102)	(72)
Disposals, Accumulated depreciation
Transfer from leases, Accumulated depreciation
Exchange rate difference arising, Accumulated depreciation	2	7
Accumulated depreciation ending	(480)	(380)
IT Equipment [Member]
Schedule of Additional Right of Use Assets [Line Items]
Gross value beginning	687	673
Accumulated depreciation beginning	(357)	(459)
Net value	402	330
Additions,Gross value	303	277
Disposals,Gross value	(111)	(258)
Transfer from leases,Gross value
Exchange rate difference arising, Gross value	(2)	(5)
Gross value ending	877	687
Additions, Accumulated depreciation	(228)	(159)
Disposals, Accumulated depreciation	108	258
Transfer from leases, Accumulated depreciation
Exchange rate difference arising, Accumulated depreciation	2	3
Accumulated depreciation ending	(475)	(357)
Leasehold improvements [Member]
Schedule of Additional Right of Use Assets [Line Items]
Gross value beginning	2,058	1,341
Accumulated depreciation beginning	(770)	(606)
Net value	1,529	1,288
Additions,Gross value	741	713
Disposals,Gross value
Transfer from leases,Gross value
Exchange rate difference arising, Gross value	(2)	4
Gross value ending	2,797	2,058
Additions, Accumulated depreciation	(500)	(166)
Disposals, Accumulated depreciation
Transfer from leases, Accumulated depreciation
Exchange rate difference arising, Accumulated depreciation	2	2
Accumulated depreciation ending	$ (1,268)	$ (770)